Subsequent events	12 Months Ended
Nov. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
28.	Subsequent events
Licensing agreement
On December 3, 2024, the Company has entered into an agreement with Ionis Pharmaceuticals, Inc. (Ionis) to license two investigational
RNA-targeted
medicines developed by Ionis. Under the agreement, the Company receives exclusive rights in Canada to commercialize olezarsen, which is being evaluated for familial chylomicronemia syndrome (FCS) and severe hypertriglyceridemia (sHTG), and donidalorsen, which is being evaluated for the treatment of hereditary angioedema (HAE).
The Company paid $10,000 on December 5, 2024 upon execution of the agreement, which cash equivalent was held in escrow at November 30, 2024 from IQ. The Company also agreed to cash milestone payments based on the achievement of receipt of regulatory approval milestone and receipt of public reimbursement approval milestone (up to $5,750), annual sales targets at three different tiers (up to $7,000) for donidalorsen only. In addition, Ionis will also be entitled to receive tiered double digit royalties on annual net sales of each medicine. Royalties on annual net sales of both medicines will be owed for a period of up to 12 years.
The Company will be responsible for filing, obtaining and maintaining regulatory approval for olezarsen and donidalorsen in Canada. Ionis will be manufacturing and supplying both products to Theratechnologies and has granted the Company a right to manufacture both products in certain limited circumstances.
The term of the licensing agreement with Ionis will continue until the Company permanently ceases commercializing all licensed products in Canada, or unless earlier terminated in accordance with customary termination provisions for transactions of this like-nature.
Tariffs
On February 1, 2025, the President of the United States signed an executive order which provided that, effective February 4, 2025, most goods imported into the United States would be subject to a 25% tariff. The application of the order was subsequently suspended, however there are discussions about the re-introduction of those tariffs on goods exported from Canada to the United States.
EGRIFTA SV
®
is exported to the United States. It is too early to determine whether these tariffs will apply to pharmaceutical products and how they would directly impact the Company. The Company expects that such tariffs, if effective, would have an adverse effect on its financial results.